Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details)
€ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	€ 779	€ 714	€ 605
New transactions	0	156	360
Payments made	(167)	(136)	(258)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	114	5	(4)
Other movements	0	0	(14)
Currency translation differences	(17)	40	25
Ending balance	709	779	714
Non-current liabilities related to business combinations and to non-controlling interests	501	674	577
Current liabilities related to business combinations and to non-controlling interests	208	105	137
Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	26	59	104
New transactions	0	0	0
Payments made	(21)	(29)	(31)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(5)	(9)	(18)
Other movements	0	0	0
Currency translation differences	0	5	4
Ending balance	0	26	59
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	204	269	312
New transactions	0	0	0
Payments made	(77)	(79)	(75)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	14	26
Other movements	0	0	0
Currency translation differences	0	0	6
Ending balance	127	204	269
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	380	354	0
New transactions	0	0	323
Payments made	0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	74	2	19
Other movements	0	0	0
Currency translation differences	(13)	24	12
Ending balance	441	380	354
Amunix
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	165	0	0
New transactions	0	156	0
Payments made	(69)	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	45	(2)	0
Other movements	0	0	0
Currency translation differences	(4)	11	0
Ending balance	137	165	0
Other
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	4	32	189
New transactions	0	0	37
Payments made	0	(28)	(152)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	0	(31)
Other movements	0	0	(14)
Currency translation differences	0	0	3
Ending balance	€ 4	€ 4	€ 32
Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Contingent consideration liabilities | $				$ 382